Account Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses			$ 1,826,255	$ 575,582
Interest Payable			318,579	269,818
Total	$ 1,998,396	$ 1,807,488	$ 2,144,834	$ 845,400